NET (LOSS)/INCOME PER ORDINARY SHARE - Antidilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share options
Antidilutive securities
Antidilutive securities	4,180,000	5,314,246	4,265,750
Unvested restricted share units
Antidilutive securities
Antidilutive securities		100,000
Restricted ordinary shares
Antidilutive securities
Antidilutive securities			32,689,010
Series Seed Preferred Shares
Antidilutive securities
Antidilutive securities			30,000,000
Series A Preferred Shares
Antidilutive securities
Antidilutive securities			25,278,350
Convertible Loan
Antidilutive securities
Antidilutive securities			10,119,329